DEAN WITTER TAX-EXEMPT SECURITIES TRUST
                              Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS December 31, 1995

DEAR SHAREHOLDER:

Bonds rallied significantly during 1995. Progressive tightening of monetary policy by the Federal Reserve Board over the 12 months through February 1995 slowed economic growth and caused bonds to advance throughout the year. The trend toward lower long-term interest rates was aided by the central bank's easing of short-term interest rates in July and December.

MUNICIPAL MARKET CONDITIONS

Long-term municipal bond yields declined from 6.97 percent in December 1994 to 5.71 percent at the end of December 1995, as tracked by The Bond Buyer Revenue Bond Index*. This 126 basis point drop in yield corresponded to a 10 percent price increase for callable municipal bonds with 30-year maturities. Yields on 1-year municipal notes experienced a similar move, declining from 4.95 to 3.60 percent. At the end of the year, the yield pickup for extending maturity from 1-year (3.60%) to 30-years (5.71%) was 211 basis points.

Tax-exempt bond prices began the year by outperforming the prices of U.S. Treasury bonds, but gradually deteriorated. The ratio of the Revenue Bond Index yield to the 30-year U.S. Treasury bond yield moved from 89 percent in December 1994 to 84 percent by the end of February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices. In the spring the municipal market began to discount the risk of comprehensive changes in the tax code created by flat-tax rhetoric from Washington. This caused the yield ratio to move above 90 percent during the summer and end the year at 95 percent. Over the past 10 years, long municipal yields have averaged 89 percent of U.S. Treasury yields.

------------

   * The Bond Buyer Revenue Bond Index is an arithmetic average of the yields of 25 selected municipal revenue bonds with 30-year maturities. Credit ratings of these bonds range from Aa1 to Baa1 by Moody's Investors Service, Inc., and AA+ to A- by Standard & Poor's Corp.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 1995, continued

Despite a resurgence in new issue volume in the second half of 1995, the municipal market continued to experience consolidation. Municipal underwriting was down 25 percent through June 1995, but ended the year only 5 percent below 1994's level. This followed a 44 percent drop in volume for all of 1994. Lower underwriting volume and diminished profitability caused several major dealers to withdraw from the municipal business.

TAX REFORM

Flat-tax advocates have generated increased publicity for their proposals and have influenced the municipal market since early 1995. Most tax-reform discussions have been based on concepts containing broad assumptions and lacking specific details. The various plans seek to simplify the tax process, but raise questions about the fairness of changing from a progressive tax structure. Flat-tax proposals call for the elimination of deductions of mortgage interest, charitable contributions, property taxes, and state and local income taxes. As politicians have focused more on tax reform as an issue in the 1996 elections, media coverage has expanded from the financial page to the front page. Municipal bonds have periodically come under political pressure in the past. For example, prior to passage of major tax reform legislation in 1986, municipal yields briefly exceeded taxable yields.

Flat-tax proposals would also affect municipal credits. If mortgage interest and property tax deductions were eliminated, municipalities would experience a decline in their property tax base. The loss of state and local income tax deductions would increase the relative economic disadvantage that high-tax states already face. The flat tax represents an attempt to shift tax accountability from the federal level to local governments. Taxpayer recognition of the extent of the changes under consideration may impede the passage of comprehensive tax reform.






                          DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                                        GROWTH OF $10,000

                DATE                            TOTAL                   LEHMAN MUNI BOND
                                                                             INDEX
          December 31, 1985                   $ 9,600                     $10,000
          December 31, 1986                   $11,537                     $11,931
          December 31, 1987                   $11,370                     $12,111
          December 31, 1988                   $12,851                     $13,342
          December 31, 1989                   $14,214                     $14,781
          December 31, 1990                   $15,046                     $15,859
          December 31, 1991                   $16,958                     $17,784
          December 31, 1992                   $18,500                     $19,353
          December 31, 1993                   $20,577                     $21,729
          December 31, 1994                   $19,435                     $20,606
          December 31, 1995                   $22,811(3)                  $24,202


                                  AVERAGE ANNUAL TOTAL RETURNS

                     1 YEAR           5 YEARS           10 YEARS

                    17.37(1)          8.68(1)            9.04(1)

                    12.68(2)          7.79(2)            8.60(2)


                             _____Fund          _____Lehman (4)

          Past performance is not predictive of future returns.

_____________________________________

          (1)   Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

          (2)   Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%).  See the Fund's current prospectus for complete details on fees and sales charges.

          (3)   Closing value, assuming a complete redemption on December 31, 1995.

          (4)   The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors
                Service, Inc. or Standard & Poor's Corp.  The Index does not include any expenses, fees, or charges.    The
                Index is unmanaged and should not be considered an investment.


DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 1995, continued

PERFORMANCE

Dean Witter Tax Exempt Securities Trust's total return for the fiscal year ended December 31, 1995 was 17.37 percent. The Fund's net asset value, increased from $11.01 to $12.09 per share, after capital gains distribution of $0.11 per share. Tax-free dividends totaling $0.67 per share were also paid during the year.

Since inception (March 27, 1980) the Fund has provided shareholders with an average annual total return of 10.07 percent. The accompanying chart illustrates the performance of a $10,000 investment in the Fund for the 10 years ended December 31, 1995, versus the performance of a similar hypothetical investment in the issues comprising the Lehman Brothers Municipal Bond Index.

PORTFOLIO STRUCTURE

On December 31, 1995, the Fund's $1.3 billion in net assets was diversified among 12 long-term municipal sectors and 121 credits. The three largest sectors -- electric, water & sewer and transportation revenue bonds -- represented approximately 36 percent of the portfolio. Bonds callable in the next four years were reduced from 26 to 16 percent of the portfolio. As a result, call protection improved from 7 to 8 years on average. The average maturity of the long-term portfolio moved from 18 to 20 years. Credit quality was upgraded during 1995. Long-term holdings rated AA and AAA increased from 57 to 64 percent. The credit quality of the portfolio is illustrated on the right.


        (The chart below represents information which appears as a graphic in the printed report)

        A pie chart reflecting the credit quality of the portfolio as rated by Moody's or Standard & Poors Credit Ratings on December 31, 1995.


CREDIT RATING                   PERCENT
-------------                   -------

Aaa or AA                       40%
Aa or AA                        24%
A or A                          23%
Baa or BBB                       8%
Not rated                        5%


LOOKING AHEAD

The slower pace of economic growth in 1995 and the Federal Reserve Board's latest interest rate moves have improved bond-market expectations. The decreasing supply of new issues, combined with significant maturities and calls for redemptions, should continue to be positive for the municipal market. However, tax-reduction proposals are likely to continue to receive publicity and cloud the outlook for tax-exempt bonds. With long-term municipal securities yielding more than 90 percent of the yield on U.S. Treasuries, the market has already begun the process of discounting the risk that a flat tax might eventually become law.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 1995, continued

We appreciate your ongoing support of Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
----------------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                          COUPON RATE MATURITY DATE      VALUE
------------ ------------------------------------------------------- ----------- ------------- ---------------
             MUNICIPAL BONDS (99.9%)
             General Obligation (9.9%)
             North Slope Borough, Alaska,
   $  3,900   Ser 1992 A (MBIA)  ....................................   0.00 %      06/30/03     $  2,737,176
      5,000   Ser 1992 A Conv (MBIA)  ...............................   5.90        06/30/03        5,378,950
     15,000   Ser 1994 B (CGIC)  ....................................   0.00        06/30/05        9,383,400
     18,500   Ser 1995 A (MBIA)  ....................................   0.00        06/30/06       10,932,205
      4,000  Connecticut, College Savings 1989 Ser A  ...............   0.00        07/01/08        2,143,840
     10,000  Florida Board of Education, Capital Outlay Refg 1995
              Ser A  ................................................   5.50        06/01/13       10,279,100
             Massachusetts,
     10,000   Refg 1993 Ser A  ......................................   5.50        02/01/11       10,178,300
      8,000   1994 Ser C (FGIC)  ....................................   6.75        11/01/12        9,072,080
      4,000  Clark County, Nevada, Transportation Ser 1992 A (AMBAC)    6.50        06/01/17        4,666,800
             New York City, New York,
     12,000   1990 Ser D  ...........................................   6.00        08/01/07       12,052,920
     10,000   1990 Ser D  ...........................................   6.00        08/01/08       10,028,100
      5,000   1996 Refg Ser E  ......................................   5.50        02/15/08        4,857,600
     10,000  Pennsylvania, First Ser 1995 (FGIC)  ...................   5.50        05/01/12       10,279,100
      7,500  Shelby County, Tennesee, Refg 1995 Ser A  ..............   5.625       04/01/14        7,798,650
     20,120  King County, Washington, Ltd Tax 1995 (MBIA)  ..........   6.00        01/01/23       20,996,427
------------                                                                                   ---------------
    143,020                                                                                       130,784,648
------------                                                                                   ---------------
             Educational Facilities Revenue (5.4%)
     10,000  FSU Financial Assistance Inc, Florida, Impr & Refg Ser
              1994  .................................................   5.25        10/01/15        9,676,800
     10,000  Indiana University, Student Fee Ser K (MBIA)  ..........   5.875       08/01/20       10,369,800
      7,000  Massachusetts Health & Educational Facilities
              Authority,
               Boston University Ser 1991 (MBIA)  ...................   6.66        10/01/31        7,612,500
     15,000  New Hampshire Higher Educational & Health Facilities
              Authority,
               Dartmouth College Ser 1993  ..........................   5.375       06/01/23       14,819,100
      2,000  New Jersey Development Authority, The Seeing Eye Inc
              1991  .................................................   7.30        04/01/11        2,092,280
             New York State Dormitory Authority, State University
      5,000   Ser 1989 B  ...........................................   0.00        05/15/02        3,586,100
     20,000   Ser 1990 B  ...........................................   7.00        05/15/16       21,694,800
      2,000  Pennsylvania Higher Educational Facilities Authority,
              University of  Pennsylvania Ser 1987  .................   6.625       01/01/17        2,040,740
------------                                                                                   ---------------
     71,000                                                                                        71,892,120
------------                                                                                   ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995, continued

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                          COUPON RATE MATURITY DATE      VALUE
------------ ------------------------------------------------------- ----------- ------------- ---------------
             Electric Revenue (13.6%)
   $ 25,000  Salt River Project Agricultural Improvement & Power
              District, Arizona,  Refg 1993 Ser C  ..................   5.50 %      01/01/10     $ 26,119,750
     10,000  Sacramento Municipal Utility District, California, Refg
              1994 Ser I (MBIA)  ....................................   5.75        01/01/15       10,283,400
     20,000  Southern California Public Power Authority,
              Mead-Adelanto 1994 Ser A  (AMBAC)  ....................   5.15        07/01/15       19,902,600
     10,000  Municipal Electric Authority of Georgia, Fifth
              Crossover Ser  ........................................   6.50        01/01/17       11,290,400
     15,000  Nebraska Public Power District, Power 1993 Ser C  ......   5.00        01/01/17       14,143,800
     15,000  New York State Power Authority, Gen Purpose Ser CC  ....   5.25        01/01/18       14,655,600
      5,000  North Carolina Municipal Power Agency #1, Catawba Ser
              1988  .................................................   6.00        01/01/15        5,004,650
     15,000  Puerto Rico Electric Power Authority, Power Ser O  .....   0.00        07/01/17        4,683,900
     15,000  South Carolina Public Service Authority, 1995 Refg Ser
              A (AMBAC)  ............................................   6.25        01/01/22       16,185,900
      6,000  Austin, Texas, Combined Utilities Refg Ser 1993 A  .....   5.75        11/15/13        6,161,400
             Intermountain Power Agency, Utah,
     15,000   Refg 1985 Ser H  ......................................   6.00        07/01/21       15,001,650
      5,000   Refg 1985 Ser I  ......................................   6.00        07/01/21        5,000,550
      8,000   Refg 1993 Ser A  ......................................   5.00        07/01/23        7,414,880
      8,000  Lewis County Public Utility District #1, Washington,
              Cowlitz Falls Hydro  Refg Ser 1993  ...................   5.50        10/01/13        7,910,000
     15,000  Washington Public Power Supply System, Proj #2 Refg Ser
              1994 A  ...............................................   6.00        07/01/07       15,949,050
------------                                                                                   ---------------
    187,000                                                                                       179,707,530
------------                                                                                   ---------------
             Hospital Revenue (8.5%)
     10,000  Birmingham - Carraway Special Care Facilities Financing
              Authority,  Alabama Carraway Methodist Health Systems
              Ser 1995 A (Connie Lee)  ..............................   6.25        08/15/09       10,933,300
      3,000  Baxter County, Arkansas, Baxter County Regional
              Hospital Inc
               Impr & Refg Ser 1992  ................................   7.50        09/01/21        3,250,020
     10,000  California Health Facilities Financing Authority,
              Kaiser Permanente  Ser 1985  ..........................   5.55        08/15/25        9,799,900
      3,000  Colorado Springs, Colorado, Memorial Hospital Refg Ser
              1995 (MBIA)  ..........................................   6.00        12/15/24        3,151,620
      6,000  Connecticut Health & Educational Facilities Authority,
              Yale-New Haven  Hospital Ser F (MBIA)  ................   7.10        07/01/25        6,673,320
             Massachusetts Health & Educational Facilities
              Authority,
      1,500   Malden Hospital - FHA Insured Mtge Ser A  .............   5.00        08/01/16        1,350,120
     10,000   New England Medical Center Ser G (MBIA)  ..............   5.375       07/01/24        9,863,600
             Rochester, Minnesota, Mayo Foundation/Mayo Medical
              Center
      7,000   Ser 1992 I  ...........................................   5.75        11/15/21        7,099,540
      3,700   Ser 1992 F  ...........................................   6.25        11/15/21        3,908,532
     15,000  Missouri Health & Educational Facilities Authority,
               Barnes-Jewish Inc/Christian Health Services Ser 1993
              A  ....................................................   5.25        05/15/14       14,484,600

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995, continued

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                          COUPON RATE MATURITY DATE      VALUE
------------ ------------------------------------------------------- ----------- ------------- ---------------
   $  6,000  New York State Medical Care Facilities Finance Agency,
               Presbyterian Hospital - FHA Insured Mtge 1984 Ser A
              Refg  .................................................   5.25 %      08/15/14     $  5,874,000
     10,000  Charlotte-Mecklenburg County Hospital Authority, North
              Carolina, Ser 1992  ...................................   6.00        01/01/22       10,210,000
      4,000  Cuyahoga County, Ohio, The Cleveland Clinic Foundation
              Refg Ser 1988 A  ......................................   8.00        12/01/15        4,272,400
      9,000  North Central Texas Health Facilities Development
              Corporation,
               University Medical Center Inc Ser 1987  ..............   7.75        04/01/17        9,368,460
      7,000  Fairfax County Industrial Development Authority,
              Virginia, Inova Health  System Foundation Refg Ser
              1993 A  ...............................................   5.25        08/15/19        6,733,860
      5,000  University of Virginia, Refg Ser E  ....................   6.00        06/01/13        5,109,550
------------                                                                                   ---------------
    110,200                                                                                       112,082,822
------------                                                                                   ---------------
             Industrial Development/Pollution Control Revenue (9.0%)
     10,000  Jefferson County, Kentucky, Louisville Gas & Electric
              Co 1993 Ser B  ........................................   5.625       08/15/19       10,076,900
      1,490  Maryland Industrial Development Financing Authority,
              Medical Waste  Assocs LP 1989 Ser (AMT)  ..............   8.75        11/15/10        1,490,000
      7,000  Becker, Minnesota, Northern States Power Co Ser A 1989     6.80        04/01/07        7,532,210
     18,000  Claiborne County, Mississippi, Middle South Energy Inc
              Ser C  ................................................   9.875       12/01/14       20,659,140
     10,000  Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT)
              (FGIC)  ...............................................   6.70        06/01/22       10,782,500
     10,000  Washoe County, Nevada, Sierra Pacific Power Co Ser 1987
              (AMBAC)  ..............................................   6.30        12/01/14       10,684,100
      8,000  Alliance Airport Authority, Texas, AMR Corp Ser 1990
              (AMT)  ................................................   7.50        12/01/29        8,609,760
     20,000  Dallas-Fort Worth International Airport Facility
              Improvement Corporation,  Texas, American Airlines Inc
              Ser 1995  .............................................   6.00        11/01/14       19,946,600
             Matagorda County Navigational District #1, Texas,
              Central Power & Light Co
      7,000   Collateralized Ser 1984 A  ............................   7.50        12/15/14        7,794,290
     10,000   Ser 1986 (AMT)  .......................................   7.875       12/01/16       10,476,200
     10,000  Weston, Wisconsin, Wisconsin Public Service Corp Refg
              Ser 1993 A  ...........................................   6.90        02/01/13       11,050,600
------------                                                                                   ---------------
    111,490                                                                                       119,102,300
------------                                                                                   ---------------
             Mortgage Revenue - Multi-Family (2.1%)
      2,060  Massachusetts Housing Finance Agency, Hsg Dev 1986 Ser
              A (AMT)  ..............................................   7.75        12/01/19        2,132,615
      7,000  Michigan Housing Development Authority, Rental Ser A
              (Bifurcated FSA)  .....................................   6.50        04/01/23        7,254,170
      9,000  New Jersey Housing & Mortgage Finance Agency, 1995 Ser
              A (AMBAC)  ............................................   6.05        11/01/20        9,191,700
             New York City Housing Development Corporation, New
              York,
      4,585   Ruppert Proj - FHA Insured Sec 223F  ..................   6.50        11/15/18        4,787,933
      4,445   Stevenson Commons Proj - FHA Insured Sec 223F  ........   6.50        05/15/18        4,638,917
------------                                                                                   ---------------
     27,090                                                                                        28,005,335
------------                                                                                   ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995, continued

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                          COUPON RATE MATURITY DATE      VALUE
------------ ------------------------------------------------------- ----------- ------------- ---------------
             Mortgage Revenue - Single Family (6.5%)
   $10,000   Alaska Housing Finance Corporation, Governmental 1995
              Ser A (MBIA)  .........................................   5.875%      12/01/24     $10,054,800
     2,440   California Housing Finance Agency, Home Cap Apprec 1983
              Ser B  ................................................   0.00        08/01/15         334,231
    12,100   Illinois Housing Development Authority, Residential
              1991 Ser C (AMT)  .....................................   6.875       02/01/18      12,792,846
     7,600   Nebraska Investment Finance Authority, GNMA-Backed 1990
              Ser (AMT)  ............................................   7.631       09/10/30       8,208,532
     4,010   North Carolina Housing Finance Agency, Ser Q (AMT)  ....   8.00        03/01/18       4,303,813
     7,450   Ohio Housing Finance Agency, GNMA-Backed 1990 Ser A
              (AMT)  ................................................   6.903       03/01/31       7,848,128
             Pennsylvania Housing Finance Agency,
     8,000    Ser 1993-37 A  ........................................   5.45        10/01/17       7,722,640
    10,000    Ser 1991-31 (AMT)  ....................................   7.00        10/01/23      10,566,400
             Tennessee Housing Development Agency, Mortgage Finance
     4,000    1993 Ser A  ...........................................   5.90        07/01/18       4,037,640
    11,000    1993 Ser A  ...........................................   5.95        07/01/28      11,055,440
     8,620   Wisconsin Housing & Economic Development Authority,
              Home Ownership  1991 Ser (AMT)  .......................   7.097       10/25/22       9,126,597
------------                                                                                   ---------------
    85,220                                                                                        86,051,067
------------                                                                                   ---------------
             Public Facilities Revenue (3.7%)
    10,000   Los Angeles Convention & Exhibition Center Authority,
              California,  1993 Refg Ser A COPs (MBIA)  .............   5.375       08/15/18       9,966,900
     5,000   Palm Beach County, Florida, Criminal Justice Ser 1990
              (FGIC)  ...............................................   6.00        06/01/13       5,150,000
    10,000   Metropolitan Pier & Exposition Authority, Illinois,
              McCormick Place  Ser 1992 A  ..........................   6.50        06/15/27      10,556,100
    10,000   Michigan Building Authority, 1993 Refg Ser I (AMBAC)  ..   5.30        10/01/16       9,936,900
     6,000   Saint Louis Industrial Development Authority, Missouri,
              Kiel Center  Refg Ser 1992 (AMT)  .....................   7.75        12/01/13       6,405,060
     5,000   Ohio Building Authority, Correctional 1985 Ser C BIGS  .   0.00+       10/01/05       6,403,400
------------                                                                                   ---------------
    46,000                                                                                        48,418,360
------------                                                                                   ---------------
             Resource Recovery Revenue (6.8%)
             Connecticut Resources Recovery Authority,
     9,000    American REF-FUEL Co of Southeastern Connecticut 1988
              Ser A (AMT)  ..........................................   8.00        11/15/15       9,972,000
     4,950    Bridgeport RESCO Ser A  ...............................   7.625       01/01/09       5,212,647
     6,705   Broward County, Florida, SES Broward County South Ser
              1984  .................................................   7.95        12/01/08       7,587,512
     7,000   Savannah Resource Recovery Development Authority,
              Georgia,  Savannah Energy Systems Co Ser 1992  ........   6.30        12/01/06       7,465,220
    10,000   Northeast Maryland Waste Disposal Authority, Montgomery
              County  Ser 1993 A (AMT)  .............................   6.30        07/01/16      10,413,300
     3,000   Greater Detroit Resource Recovery Authority, Michigan,
              Ser C  ................................................   9.25        12/13/08       3,098,130
     9,000   Mercer County Improvement Authority, New Jersey, Refg
              Ser A 1992  (AMT) (FGIC)  .............................   6.70        04/01/13       9,476,190

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995, continued

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                          COUPON RATE MATURITY DATE      VALUE
------------ ------------------------------------------------------- ----------- ------------- ---------------
   $  9,000  Union County Utilities Authority, New Jersey, 1991 Ser
              A (AMT)  ..............................................   7.20 %      06/15/14     $  9,621,990
     10,000  Hempstead Industrial Development Agency, New York, 1985
              American  REF-FUEL Co of Hempstead  ...................   7.40        12/01/10       10,413,400
      6,000  New York State Environmental Facilities Corporation,
              Huntington  1989 Ser A (AMT)  .........................   7.50        10/01/12        6,389,760
      5,000  Onondaga County Resource Recovery Agency, New York,
              1992 Ser (AMT)  .......................................   6.875       05/01/06        5,170,600
      5,000  Fairfax County Economic Development Authority,
              Virginia, Ogden Martin  Systems of Fairfax Inc Ser
              1988 A (AMT)  .........................................   7.75        02/01/11        5,502,300
------------                                                                                   ---------------
     84,655                                                                                        90,323,049
------------                                                                                   ---------------
             Transportation Facilities Revenue (10.8%)
             Mid-Bay Bridge Authority, Florida,
      8,965   Sr Lien Crossover Refg Ser 1993 A  ....................   6.00        10/01/13        9,136,321
      2,500   Jr Lien Advance Refg Ser 1993 D  ......................   6.125       10/01/22        2,522,550
     10,000  Atlanta, Georgia, Airport Ser 1990 (AMT)  ..............   6.25        01/01/21       10,395,800
      8,100  Metropolitan Atlanta Rapid Transit Authority, Georgia,
              Sales Tax
               Refg Ser K  ..........................................   7.25        07/01/10        8,779,185
      5,000  Hawaii, Airports Second Ser 1991 (AMT)  ................   7.00        07/01/18        5,436,250
             Kentucky Turnpike Authority,
      9,000   Economic Development Road Refg Ser 1995 (AMBAC)  ......   6.50        07/01/08       10,316,340
     30,000   Resource Recovery Road Refg 1987 Ser A  ...............   5.00        07/01/08       29,862,000
     11,000  New Jersey Highway Authority, Sr Parkway Refg 1992 Ser     6.25        01/01/14       11,726,220
      6,595  Albuquerque, New Mexico Airport Refg Ser 1997
              (AMT)(AMBAC) (WI)  ....................................   6.375       07/01/15        6,916,374
      7,000  Ohio Turnpike Commission, 1994 Ser A  ..................   5.75        02/15/24        7,123,130
             Pennsylvania Turnpike Commission,
      5,000   Ser L of 1991 (MBIA)  .................................   6.00        06/01/15        5,193,600
      5,000   Ser A of 1986  ........................................   6.00        12/01/17        5,025,050
     10,000  Puerto Rico Highway & Transportation Authority, Refg
              Ser X  ................................................   5.50        07/01/15       10,095,600
     10,000  Texas Turnpike Authority, Dallas North
              Tollway/President George Bush  Turnpike Refg Ser 1995
              (FGIC) (WI)  ..........................................   5.25        01/01/23        9,872,000
      4,000  Virginia Transportation Board, US Route 58 Corridor Ser
              1993 B  ...............................................   5.625       05/15/13        4,094,840
      7,000  Port of Seattle, Washington, Ser 1992 B (AMT)  .........   6.00        11/01/17        7,077,490
------------                                                                                   ---------------
    139,160                                                                                       143,572,750
------------                                                                                   ---------------
             Water & Sewer Revenue (11.4%)
     10,000  Birmingham Water Works & Sewer Board, Alabama, Ser 1994    5.50        01/01/20       10,061,100
     10,000  Phoenix Civic Improvement Corporation, Arizona, Jr Lien
              Water Ser 1994  .......................................   5.45        07/01/19       10,000,000
     10,000  California Department of Water Resources, Central
              Valley Refg Ser L  ....................................   5.50        12/01/23        9,900,900
      5,000  Central Coast Water Authority, California, Ser 1992
              (AMBAC)  ..............................................   6.60        10/01/22        5,482,700
     19,750  East Bay Municipal Utility District, California, Water
              Refg Ser 1993 (MBIA)  .................................   5.00        06/01/21       19,060,528
     10,000  Los Angeles, California, Wastewater Ser 1994-A (MBIA)  .   5.875       06/01/24       10,326,000

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995, continued

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                          COUPON RATE MATURITY DATE      VALUE
------------ ------------------------------------------------------- ----------- ------------- ---------------
 $   10,000  Dade County, Florida, Water & Sewer Ser 1995 (FGIC)  ...   5.50 %       10/01/25   $   10,068,000
     15,000  Chicago, Illinois, Wastewater Ser 1995 (FGIC)  .........   5.125        01/01/25       14,505,450
             Massachusetts Water Resources Authority,
     10,000   1993 Ser C  ...........................................   5.25         12/01/15        9,938,500
     10,000   Refg 1992 Ser B  ......................................   5.50         11/01/15        9,892,100
      4,000  Detroit, Michigan, Sewage Refg Ser 1993-A (FGIC)  ......   5.70         07/01/13        4,123,080
      8,500  New York City Municipal Water Finance Authority, New
              York, 1994 Ser B  .....................................   5.30         06/15/06        8,696,605
             Philadelphia, Pennsylvania, Water & Wastewater
     10,000   Ser 1993 (CGIC)  ......................................   5.50         06/15/15       10,007,000
      5,000   Ser 1995 (MBIA)  ......................................   5.60         08/01/18        5,046,400
     15,000  Upper Occoquan Sewerage Authority, Virginia, Regl
              Sewerage Ser 1995 A
               (MBIA) (WI)  .........................................   5.00         07/01/25       14,332,350
------------                                                                                   ---------------
    152,250                                                                                        151,440,713
------------                                                                                   ---------------
             Other Revenue (2.9%)
      3,500  Denver, Colorado, Excise Tax Ser 1985 A  ...............   5.00         11/01/08        3,504,620
             New York Local Government Assistance Corporation,
      9,000   Ser 1993 C Refg  ......................................   5.375        04/01/14        8,870,580
     11,000   Ser 1994 A  ...........................................   5.50         04/01/17       11,263,450
     10,000   Ser 1995 A  ...........................................   6.00         04/01/24       10,483,000
      5,000  Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser
              1995 (FSA)  ...........................................   5.50         07/01/11        5,079,750
------------                                                                                   ---------------
     38,500                                                                                         39,201,400
------------                                                                                   ---------------
             Refunded (9.3%)
      9,000  Los Angeles Convention & Exhibition Center Authority,
              California,  Ser 1985 COPs  ...........................   9.00       12/01/05++       12,125,790
      2,500  Mid-Bay Bridge Authority, Florida, Ser 1991 A
              (Crossover)  ..........................................   6.875        10/01/22        2,962,525
      8,500  Albuquerque, New Mexico, Joint Water & Sewer 1986 Ser A    6.00       07/01/00++        9,129,340
     14,000  New York State Dormitory Authority, Suffolk County
              Judicial
               Ser 1986 (ETM)  ......................................   7.375        07/01/16       17,007,620
     10,000  Ohio Building Authority, Correctional 1986 Ser A  ......   7.35       08/01/99++       11,254,000
     25,000  Intermountain Power Agency, Utah, Refg 1985 Ser H
              (GAINS)  ..............................................   0.00 ++    07/01/03++       23,281,000
      5,000  Salt Lake City, Utah, IHC Hospital Inc Ser of 1983
              (ETM)  ................................................   5.00         06/01/15        4,842,800
     10,000  Fairfax County, Virginia, Sewer Ser A (AMBAC)  .........   7.00       11/15/99++       11,207,900
     28,000  Fairfax County Industrial Development Authority,
              Virginia,
               Fairfax Hospital System Inc/Inova Health Ser 1991  ...   6.801      08/15/01++       31,899,280
------------                                                                                   ---------------
    112,000                                                                                        123,710,255
------------                                                                                   ---------------
  1,307,585  TOTAL MUNICIPAL BONDS (Identified Cost $1,220,477,089)  ..........................  1,324,292,349
------------                                                                                   ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995, continued

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                          COUPON RATE MATURITY DATE      VALUE
------------ ------------------------------------------------------- ----------- ------------- ---------------
             SHORT-TERM MUNICIPAL OBLIGATIONS (1.3%)
 $    2,500  Illinois Health Facilities Authority, Resurrection
              Health Care  Ser 1993 (Demand 01/02/96)  ..............   6.05*%    05/01/11      $    2,500,000
      5,000  Guadalupe-Blanco River Authority, Texas, Central Power
              & Light Co  Refg Ser 1995 (Demand 01/02/96)  ..........   5.90*     11/01/15           5,000,000
      9,800  Gulf Coast Waste Disposal Authority, Texas, Amoco Oil
              Co  Ser 1992 (Demand 01/02/96)  .......................   5.90*     10/01/17           9,800,000
------------                                                                                   ---------------
     17,300  TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $17,300,000)  ............     17,300,000
------------                                                                                   ---------------
 $1,324,885  TOTAL INVESTMENTS (Identified Cost $1,237,777,089) (a)  ............      101.2 %   1,341,592,349
============
             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS  ....................       (1.2 )     (16,283,848)
                                                                                       ------- ---------------
             NET ASSETS  ........................................................      100.0 %  $1,325,308,501
                                                                                       ======= ===============

------------

   AMT     Alternative Minimum Tax.
   BIGS    Bond Income Growth Security.
   COPs    Certificates of Participation.
   ETM     Escrowed to Maturity.
   GAINS   Growth and Income Security.
   WI      Security purchased on a when issued basis.
   +       Currently a zero coupon bond; will convert to 9.75% on October 1,
           1996.
   ++      Currently a zero coupon bond; will convert to 10.00% on July 1,
           2000.
   ++      Prerefunded to call date shown.
   *       Current coupon of variable rate security.
   (a) The aggregate cost for federal income tax purposes is $1,237,777,089; the aggregate gross unrealized appreciation is $105,926,422 and the aggregate gross unrealized depreciation is $2,111,162, resulting in net unrealized appreciation of $103,815,260.

Bond Insurance:
---------------
   AMBAC        AMBAC Indemnity Corporation.
   CGIC         Capital Guaranty Insurance Company.
   Connie Lee   Connie Lee Insurance Company.
   FGIC         Financial Guaranty Insurance Company.
   FSA          Financial Security Assurance Inc.
   MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995, continued

                     Geographic Summary of Investments
            Based on Market Value as a Percent of Net Assets
                             December 31, 1995

Alabama .......    1.6%
Alaska ........     2.9
Arizona .......     2.7
Arkansas ......     0.2
California ....     8.1
Colorado ......     0.5
Connecticut  ..     1.8
Florida .......     4.3
Georgia .......     2.9
Hawaii ........     0.4

Illinois ......     3.0%
Indiana .......     0.8
Kentucky ......     3.8
Maryland ......     0.9
Massachusetts       4.5
Michigan ......     1.8
Minnesota .....     1.4
Mississippi  ..     1.6
Missouri ......     1.6
Nebraska ......     1.7

Nevada ........     2.0%
New Hampshire       1.1
New Jersey ....     3.2
New Mexico ....     1.2
New York ......    12.1
North Carolina      1.5
Ohio ..........     2.8
Pennsylvania  .     4.2
Puerto Rico  ..     1.1
South Carolina      1.2

Tennessee .....     1.7%
Texas .........     7.0
Utah ..........     4.2
Virginia ......     6.0
Washington ....     3.9
Wisconsin .....     1.5
                -------
Total .........   101.2%
                =======

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
Investments in securities, at value
 (identified cost $1,237,777,089)  .......  $1,341,592,349
Cash .....................................       2,129,087
Receivable for:
  Interest ...............................      20,070,485
  Shares of beneficial interest sold  ....         238,429
Prepaid expenses .........................          27,920
                                           --------------
  TOTAL ASSETS ...........................   1,364,058,270
                                           --------------
LIABILITIES:
Payable for:
  Investments purchased ..................      30,521,741
  Dividends and distributions ............       6,765,089
  Shares of beneficial interest
   repurchased ...........................         817,062
  Investment management fee ..............         476,646
Accrued expenses .........................         169,231
                                           --------------
  TOTAL LIABILITIES ......................      38,749,769
                                           --------------
NET ASSETS:
Paid-in-capital ..........................   1,215,536,596
Net unrealized appreciation ..............     103,815,260
Accumulated undistributed net realized
 gain ....................................       5,578,332
Accumulated undistributed net investment
 income ..................................         378,313
                                           --------------
  NET ASSETS .............................  $1,325,308,501
                                           ==============
NET ASSET VALUE PER SHARE,
 109,609,420 shares outstanding
 (unlimited shares authorized of
 $.01 par value) .........................  $        12.09
                                           ==============
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset
 value)* .................................  $        12.59
                                           ==============

------------

   *  On sales of $25,000 or more, the offering price is reduced.







STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

NET INVESTMENT INCOME:
INTEREST INCOME .......................  $ 82,466,837
                                        -------------
EXPENSES
Investment management fee .............     5,608,466
Transfer agent fees and expenses  .....       474,485
Shareholder reports and notices  ......        73,205
Professional fees .....................        64,387
Custodian fees ........................        63,091
Registration fees .....................        39,052
Trustees' fees and expenses ...........        26,709
Other .................................        44,656
                                        -------------
  TOTAL EXPENSES BEFORE EXPENSE
 OFFSET ...............................     6,394,051
  LESS: EXPENSE OFFSET ................       (62,815)
                                        -------------
  TOTAL EXPENSES AFTER EXPENSE OFFSET       6,331,236
                                        -------------
  NET INVESTMENT INCOME ...............    76,135,601
                                        -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .....................    17,721,238
Net change in unrealized depreciation     117,785,387
                                        -------------
  NET GAIN ............................   135,506,625
                                        -------------
NET INCREASE ..........................  $211,642,226
                                        =============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR       FOR THE YEAR
                                                               ENDED              ENDED
                                                         DECEMBER 31, 1995  DECEMBER 31, 1994
------------------------------------------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................   $   76,135,601     $   86,889,974
Net realized gain .....................................       17,721,238            317,254
Net change in unrealized appreciation/depreciation  ...      117,785,387       (174,483,958)
                                                        -----------------  -----------------
  NET INCREASE (DECREASE) .............................      211,642,226        (87,276,730)
                                                        -----------------  -----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................      (75,983,289)       (86,663,973)
Net realized gain .....................................      (12,426,304)        (3,275,754)
                                                        -----------------  -----------------
  TOTAL ...............................................      (88,409,593)       (89,939,727)
                                                        -----------------  -----------------
Net decrease from transactions in shares of beneficial
 interest .............................................      (93,207,593)      (109,486,128)
                                                        -----------------  -----------------
  TOTAL INCREASE (DECREASE) ...........................       30,025,040       (286,702,585)
NET ASSETS:
Beginning of period ...................................    1,295,283,461      1,581,986,046
                                                        -----------------  -----------------
  END OF PERIOD
  (Including undistributed net investment income of
 $378,313 and $226,001, respectively) .................   $1,325,308,501     $1,295,283,461
                                                        =================  =================

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the
Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1995, continued

differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of average daily net assets not exceeding $500 million; 0.425% to the portion of average daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of average daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of average daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of average daily net assets exceeding $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1995 aggregated $277,176,837 and $258,806,176, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent. At December 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $57,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1995, continued

years of service. Aggregate pension costs for the year ended December 31, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,161. At December 31, 1995, the Fund had an accrued pension liability of $53,592 which is included in accrued expenses in the Statement of Assets and Liabilities.

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Distributor has informed the Fund that for the year ended December 31, 1995, it received approximately $972,000 in commissions from the sale of the Fund's shares. Such commissions are not an expense of the Fund; they are deducted from the proceeds of the shares.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                     FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                      DECEMBER 31, 1995                DECEMBER 31, 1994
                                              -------------------------------  -------------------------------
                                                   SHARES          AMOUNT           SHARES          AMOUNT
                                              --------------  ---------------  --------------  ---------------
Sold ........................................     3,469,058     $  40,446,608      7,312,606     $  84,305,647
Reinvestment of dividends and distributions       4,260,271        50,182,467      4,215,782        50,735,434
                                              --------------  ---------------  --------------  ---------------
                                                  7,729,329        90,629,075     11,528,388       135,041,081
Repurchased .................................   (15,722,604)     (183,836,668)   (21,399,631)     (244,527,209)
                                              --------------  ---------------  --------------  ---------------
Net decrease ................................    (7,993,275)    $ (93,207,593)    (9,871,243)    $(109,486,128)
                                              ==============  ===============  ==============  ===============

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE YEAR ENDED DECEMBER 31
---------------------------------------  ----------------------------------------
                                            1995      1994       1993      1992
---------------------------------------  --------  ---------  --------  ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ..  $ 11.01    $ 12.41   $ 11.88    $ 11.65
                                         --------  ---------  --------  ---------
Net investment income ..................     0.67      0.70       0.77      0.79
Net realized and unrealized gain (loss)      1.19     (1.37)      0.54      0.23
                                         --------  ---------  --------  ---------
Total from investment operations  ......     1.86     (0.67)      1.31      1.02
                                         --------  ---------  --------  ---------
Less dividends and distributions from:
  Net investment income ................    (0.67)    (0.70)     (0.77)    (0.79)
  Net realized gain ....................    (0.11)    (0.03)     (0.01)     --
                                         --------  ---------  --------  ---------
Total dividends and distributions  .....    (0.78)    (0.73)     (0.78)    (0.79)
                                         --------  ---------  --------  ---------
Net asset value, end of period .........  $ 12.09    $11.01    $ 12.41    $11.88
                                         ========  =========  ========  =========
TOTAL INVESTMENT RETURN+ ...............    17.37 %   (5.55)%    11.23 %    9.09 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................     0.48%     0.47 %     0.47 %    0.49 %
Net investment income ..................     5.76%     6.02 %     6.23 %    6.74 %
SUPPLEMENTAL DATA:
Net assets, end of period, in millions    $ 1,325    $1,295    $ 1,582    $1,323
Portfolio turnover rate ................       21 %      16 %       13 %       4 %

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

---------------------------------------
                                            1991      1990       1989      1988      1987       1986
---------------------------------------  --------  ---------  --------  --------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ..  $ 11.09    $ 11.28   $ 10.96   $ 10.45    $ 11.50   $ 10.79
                                         --------  ---------  --------  --------  ---------  --------
Net investment income ..................     0.80      0.80       0.81      0.81      0.80       0.85
Net realized and unrealized gain (loss)      0.56     (0.18)      0.32      0.51     (0.97)      1.21
                                         --------  ---------  --------  --------  ---------  --------
Total from investment operations  ......     1.36      0.62       1.13      1.32     (0.17)      2.06
                                         --------  ---------  --------  --------  ---------  --------
Less dividends and distributions from:
  Net investment income ................    (0.80)    (0.81)     (0.81)    (0.81)    (0.83)     (0.87)
  Net realized gain ....................     --        --         --        --       (0.05)     (0.48)
                                         --------  ---------  --------  --------  ---------  --------
Total dividends and distributions  .....    (0.80)    (0.81)     (0.81)    (0.81)    (0.88)     (1.35)
                                         --------  ---------  --------  --------  ---------  --------
Net asset value, end of period .........  $ 11.65    $11.09    $ 11.28   $ 10.96    $10.45    $ 11.50
                                         ========  =========  ========  ========  =========  ========
TOTAL INVESTMENT RETURN+ ...............    12.71 %    5.86 %    10.61 %   13.02 %   (1.44)%    20.17 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................     0.51 %    0.51 %     0.51 %    0.54 %    0.52 %     0.56 %
Net investment income ..................     7.05 %    7.25 %     7.31 %    7.51 %    7.42 %     7.51 %
SUPPLEMENTAL DATA:
Net assets, end of period, in millions    $ 1,145    $1,010    $ 1,033   $   908    $  896    $   966
Portfolio turnover rate ................       10 %      19 %       13 %      17 %      37 %       42 %

------------

+     Does not reflect the deduction of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER TAX-EXEMPT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Tax-Exempt Securities Trust (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 7, 1996

                     1995 FEDERAL TAX NOTICE (unaudited)

  During the year ended December 31, 1995, the Fund paid to the shareholders $0.67 per share from net investment income. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended December 31, 1995, the Fund paid to shareholders $0.11 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
TAX-EXEMPT
SECURITIES
TRUST

ANNUAL REPORT
DECEMBER 31, 1995